PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2019	2020

	(HK$ in thousands)
Gross carrying amount
Computers and equipment	56,175	60,039
Furniture and fixtures	34,588	34,704
Office equipment	29,938	42,276
Office building	28,110	27,983
Vehicle	634	632
Total of gross carrying amount	149,445	165,634

Less: accumulated depreciation
Computers and equipment	(8,289)	(17,295)
Furniture and fixtures	(6,234)	(13,738)
Office equipment	(16,241)	(24,282)
Office building	(519)	(1,403)
Vehicle	(532)	(600)
Total of accumulated depreciation	(31,815)	(57,318)
Property and equipment, net	117,630	108,316